New accounting policy and standards	6 Months Ended
Jun. 30, 2023
Description Of New Accounting Policy And Standards Abstract
Description of New Accounting Policy and Standards
4.	New accounting policy and standards

In the six months ended 30 June 2023, the Group has applied, for the first time, the following new or revised international financial reporting standards (IFRS) issued by the IASB that are mandatorily effective for the period:

IFRS 17 - Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts, which replaces IFRS 4, Insurance Contracts. This standard sets out principles for the recognition, measurement, presentation and disclosure of insurance contracts that are within the scope of IFRS 17. In June 2020, the IASB issued Amendments to IFRS 17, which addresses concerns and implementation challenges that were identified after IFRS 17, Insurance Contracts, was published in 2017. The amendments are effective for annual periods beginning on or after 1 January 2023. IFRS 17 requires fundamental accounting changes to how insurance contracts are measured and accounted for. It introduces the general measurement model, based on a risk-adjusted present value of future cash flows that will arise as the insurance contract is fulfilled. This new measurement model aims to provide relevant information of the future cash flows. The general measurement model is modified for the measurement of reinsurance contracts held, direct participating contracts, and investment contracts with discretionary participation features. Also, while the general measurement model applies to all groups of insurance contracts in scope of IFRS 17, a simplified approach (a premium allocation approach) may be used to measure contracts that meet certain criteria. IFRS 17 also includes new disclosure requirements, providing more clarity and transparency for users of financial statements. The adoption of the standard did not have a material impact on the unaudited condensed consolidated interim financial statements of the Group.

IAS 1 (Amendment) - Disclosure of Accounting Policies

The IASB issued Disclosure of Accounting Policies (Amendments to IAS 1) and IFRS Practice Statement 2 Making Materiality Judgements. The amendments replace the requirement for entities to disclose their significant accounting policies with the requirement to disclose their material accounting policy information. The amendments also include guidance to help entities apply the definition of material in making decisions about accounting policy disclosures. These amendments are effective for annual periods beginning on or after 1 January 2023. The adoption of these amendments did not have a material impact on the unaudited condensed consolidated interim financial statements of the Group.

IFRS 8 (Amendments) - Accounting Policies, Changes in Accounting Estimates and Errors

The IASB issued amendments on IFRS 8 to help entities to distinguish between accounting policies and accounting estimates. The amendments clarify how companies distinguish changes in accounting policies from changes in accounting estimates, with a primary focus on the definition of and clarifications on accounting estimates. The distinction between the two is important because changes in accounting policies are applied retrospectively, while changes in accounting estimates are applied prospectively. The amendments further clarify that accounting estimates are monetary amounts in the financial statements and are subject to measurement uncertainty. The amendments also clarify the relationship between accounting policies and accounting estimates by specifying that a company develops accounting estimates to achieve the objective set out by an accounting policy. The amendments are applied to all financial statements and disclosures of the Group effective 1 January 2023. The adoption of the amendments did not have a material impact on the unaudited condensed consolidated interim financial statements of the Group.

IAS 12 (Amendments) - Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction

The IASB issued amendments on IAS 12, which clarifies how companies shall account for deferred tax on transactions such as leases and decommissioning obligations, with a focus on reducing diversity in practice. The amendments narrow the scope of the initial recognition exemption in paragraphs 15 and 24 of IAS 12 so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognize deferred tax assets and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision. The amendments are applied to all financial statements and disclosures of the Group effective 1 January 2023. The adoption of the amendments did not have a material impact on the unaudited condensed consolidated interim financial statements of the Group.